Note 7 - Derivative Financial Instruments - Net Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Derivative asset	$ 153	$ 636
Derivative liability	426	287
Hot-rolled Coil Future Contracts [Member] | Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative asset	153	636
Derivative liability	$ 426	$ 287